SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure Of Segmented Information [Abstract]
SEGMENTED INFORMATION [Text Block]

18. SEGMENTED INFORMATION

The Company operates in two business segments with operations and long-term assets in the United States and Canada. The two business segments include the design, production, and distribution of various proprietary products for the rail sector and active suspension control system for no road vehicles. At December 31, 2021, long term assets of $1,250,676 (2020 - $2,001,034) relates to the active suspension control system located in Canada and $2,597,313 (2020 - $2,941,310) relates to the rail sector located in the United States. During the years ended December 31, 2021, 2020 and 2019 there was no revenue related to the active suspension control system.